UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Roundhill Ball Metaverse ETF
METV (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Ball Metaverse ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/metv/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Ball Metaverse ETF	$67	0.58%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund had positive performance during the fiscal year. The  NAV for the Fund increased by 30.69%. The  Solactive GBS Global Markets All Cap USD Index TR returned 22.52% over the same period.
The Fund’s performance reflected developments within the Metaverse thematic, including continued investments in immersive augmented reality/virtual reality (AR/VR) experiences, increased enterprise use cases, and artificial intelligence-driven virtual content creation. The Fund’s relative performance was primarily attributable to its industry concentration, which outperformed the broader benchmark during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/29/2021)
Roundhill Ball Metaverse ETF NAV	30.69	5.16
Solactive GBS Global Markets All Cap USD Index TR	22.52	9.25
Visit https://www.roundhillinvestments.com/etf/metv/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Roundhill Ball Metaverse ETF	PAGE 1	TSR-AR-53656F417

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$277,166,659
Number of Holdings	42
Net Advisory Fee	$1,754,991
Portfolio Turnover	55%
30-Day SEC Yield	-0.12%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
ROBLOX Corp.	7.4%
3iQ Ether Staking ETF	6.8%
3iQ Solana Staking ETF	6.7%
Apple, Inc.	6.1%
Alphabet, Inc.	4.4%
NVIDIA Corp.	4.4%
Microsoft Corp.	3.5%
Meta Platforms, Inc.	3.5%
Mount Vernon Liquid Assets Portfolio, LLC	3.4%
Unity Software, Inc.	3.3%

Top Sectors	(%)
Technology	50.6%
Communications	26.4%
Consumer, Cyclical	3.1%
Financial	3.1%
Consumer, Non-cyclical	0.9%
Cash & Other	15.9%

Industry	(%)
Software	25.3%
Internet	24.1%
Semiconductors	19.2%
Computers	6.1%
Diversified Financial Services	3.1%
Media	2.3%
Household Electronics	1.5%
Toys/Games/Hobbies	1.1%
Commercial Services	0.9%
Cash & Other	16.4%
Changes to the Fund’s Principal Investment Strategy:
Pursuant to the Fund’s principal investment strategy, the Fund will invest in cryptocurrencies to the extent of the Fund’s index, the Ball Metaverse Index, including tokens related to the Solana Network and XRP.
Changes to Fund’s Principal Risks:
Effective upon market close on September 19, 2025, the Fund’s description of its principal risks were revised to reflect the removal of “Cryptocurrency Risk” and “Cryptocurrency ETF Risk” and replaced with descriptions of “Solana Risk” and “XRP Risk”. Please refer to the Fund’s Prospectus for a full description of the principal risks.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/metv/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Ball Metaverse ETF	PAGE 2	TSR-AR-53656F417

Roundhill Cannabis ETF
WEED (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Cannabis ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/weed/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Cannabis ETF	-$1	-0.01%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund had positive performance during the fiscal year. The  NAV for the Fund increased by 22.64%. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.
The Fund obtained exposure through derivatives - use of total return swaps referencing underlying equities. The swaps were used to efficiently gain exposure to the underlying asset and did not involve leverage.The Fund’s performance reflected developments within the Cannabis thematic, including policy reform. The Fund’s relative performance was primarily attributable to its industry concentration, which was inline with the performance with the broader benchmark during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill Cannabis ETF	PAGE 1	TSR-AR-53656F128

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/19/2022)
Roundhill Cannabis ETF NAV	22.64	-30.46
Solactive GBS Global Markets All Cap USD Index TR	22.52	12.49
Visit https://www.roundhillinvestments.com/etf/weed/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$9,485,358
Number of Holdings	11
Net Advisory Fee	$0
Portfolio Turnover	23%
30-Day SEC Yield	1.67%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Curaleaf Holdings, Inc.	21.3%
First American Government Obligations Fund	1.9%
Green Thumb Industries, Inc.	0.0%
Trulieve Cannabis Corp.	0.0%
Verano Holdings Corp.	0.0%
Cresco Labs, Inc.	0.0%
United States Treasury Bill*	52.6%
*	Held for cash and collateral management purposes.

Top Sectors	(%)
Consumer, Non-cyclical	21.3%
Cash & Other	78.7%

Industry	(%)
Pharmaceuticals	21.3%
Cash & Other	78.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/weed/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Cannabis ETF	PAGE 2	TSR-AR-53656F128

Roundhill Magnificent Seven ETF
MAGS (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Magnificent Seven ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/mags/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Magnificent Seven ETF	$32	0.29%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund had positive performance during the fiscal year. The  NAV for the Fund increased by 22.96%. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.
The Fund obtained exposure through derivatives - use of total return swaps referencing underlying equities. The swaps were used to efficiently gain exposure to the underlying asset and did not involve leverage. The Fund’s performance reflected developments in the adoption of Artificial Intelligence (AI), including accelerating cloud and semiconductor demand. The Fund’s relative performance was primarily attributable to its industry concentration, which was inline with the performance with the broader benchmark during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill Magnificent Seven ETF	PAGE 1	TSR-AR-53656G498

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/10/2023)
Roundhill Magnificent Seven ETF NAV	22.96	44.67
Solactive GBS Global Markets All Cap USD Index TR	22.52	19.79
Visit https://www.roundhillinvestments.com/etf/mags/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,966,415,131
Number of Holdings	30
Net Advisory Fee	$7,501,117
Portfolio Turnover	27%
30-Day SEC Yield	1.82%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Amazon.com, Inc.	14.3%
Alphabet, Inc.	14.3%
Meta Platforms, Inc.	14.2%
Apple, Inc.	14.2%
Microsoft Corp.	14.2%
Tesla, Inc.	14.2%
NVIDIA Corp.	14.2%
First American Government Obligations Fund	4.2%
United States Treasury Bill*	51.3%
*	Held for cash and collateral management purposes.

Top Sectors	(%)
Technology	15.8%
Communications	14.4%
Consumer, Cyclical	5.1%
Cash & Other	64.7%

Industry	(%)
Internet	14.4%
Software	5.7%
Semiconductors	5.1%
Auto Manufacturers	5.1%
Computers	5.0%
Cash & Other	64.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/mags/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Magnificent Seven ETF	PAGE 2	TSR-AR-53656G498

Roundhill Sports Betting & iGaming ETF
BETZ (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Sports Betting & iGaming ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/betz/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Sports Betting & iGaming ETF	$81	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund had positive performance during the fiscal year. The NAV for the Fund increased by 16.02%. The  Solactive GBS Global Markets All Cap USO Index TR returned 22.52% over the same period.
The Fund’s performance reflected developments within Sports Betting & iGaming, including continued rapid growth of market share, new betting formats and bet types, as well as mobile and digital innovation. The Fund’s relative performance was primarily attributable to its industry concentration, which underperformed the broader benchmark during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/03/2020)
Roundhill Sports Betting & iGaming ETF NAV	16.02	-2.84	6.99
Solactive GBS Global Markets All Cap USD Index TR	22.52	11.01	14.22
Visit https://www.roundhillinvestments.com/etf/betz/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Roundhill Sports Betting & iGaming ETF	PAGE 1	TSR-AR-53656F789

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$63,364,775
Number of Holdings	29
Net Advisory Fee	$558,208
Portfolio Turnover	26%
30-Day SEC Yield	0.97%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	21.0%
Flutter Entertainment PLC	9.7%
DraftKings, Inc.	6.7%
Evolution AB	6.1%
Entain PLC	5.5%
Churchill Downs, Inc.	5.4%
Lottomatica Group SpA	5.3%
FDJ UNITED	5.0%
Betsson AB	5.0%
Super Group SGHC Ltd.	5.0%

Top Ten Countries	(%)
United States	55.0%
Australia	15.7%
Sweden	11.1%
United Kingdom	7.3%
Greece	5.6%
Italy	5.3%
France	5.1%
Guernsey	5.0%
Switzerland	3.8%
Cash & Other	-13.9%

Top Sectors	(%)
Consumer, Cyclical	96.2%
Technology	1.8%
Communications	1.6%
Cash & Other	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/betz/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Sports Betting & iGaming ETF	PAGE 2	TSR-AR-53656F789

Roundhill Video Games ETF
NERD (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Video Games ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/nerd/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Video Games ETF	$56	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund had positive performance during the fiscal year. The NAV for the Fund increased by 22.47%. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.
The Fund’s performance reflected developments within the Video Games thematic, including accelerating adoption of generative Artificial Intelligence (AI) in game development and strong console hardware momentum. The Fund’s relative performance was primarily attributable to its industry concentration, which was inline with the performance with the broader benchmark during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/03/2019)
Roundhill Video Games ETF NAV	22.47	-3.43	8.63
Solactive GBS Global Markets All Cap USD Index TR	22.52	11.01	13.41
Visit https://www.roundhillinvestments.com/etf/nerd/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Roundhill Video Games ETF	PAGE 1	TSR-AR-53656F706

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$19,406,859
Number of Holdings	41
Net Advisory Fee	$114,966
Portfolio Turnover	64%
30-Day SEC Yield	0.70%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
NetEase, Inc.	10.8%
Nintendo Co. Ltd.	10.8%
ROBLOX Corp.	8.3%
Electronic Arts, Inc.	7.7%
Take-Two Interactive Software, Inc.	7.4%
Nexon Co. Ltd.	4.5%
Konami Group Corp.	4.3%
Unity Software, Inc.	4.3%
Bandai Namco Holdings, Inc.	4.0%
Capcom Co. Ltd.	3.4%

Top Ten Countries	(%)
Japan	35.1%
United States	27.7%
China	16.9%
South Korea	9.5%
Sweden	3.4%
Poland	2.3%
Taiwan	2.3%
Israel	0.9%
France	0.7%
Cash & Other	1.2%

Top Sectors	(%)
Technology	82.6%
Consumer, Cyclical	14.7%
Communications	2.6%
Cash & Other	0.1%
Changes to the Fund’s Principal Investment Strategy:
Effective September 30, 2025, the Fund converted from a passively-managed index fund that seeks to track the performance, before fees and expenses, of the  Nasdaq CTA Global Video Games Software Index™ into an actively managed fund that seeks total return  by investing in the equity securities of Video Game Companies.
Changes to Fund’s Principal Risks:
Effective September 30, 2025, the Fund’s description of its principal risks were revised to reflect the removal of Concentration Risk (and the Entertainment Industry Risk sub-risk), Index Provider Risk, Passive Investment Risk and Tracking Error Risk discussions  and replaced with descriptions of Industry Exposure Risk and Management Risk. Please refer to the Fund’s Prospectus for a full description of the principal risks.
Changes to the Fund’s Primary Listing Exchange:
Effective September 30, 2025, the Fund transferred its primary listing to the Cboe BZX Exchange, Inc. and is no longer listed on the NASDAQ Stock Market, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/nerd/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Video Games ETF	PAGE 2	TSR-AR-53656F706

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired; and (iv) review of U.S. federal excise distribution calculations. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$80,000	$76,250
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$17,125	$16,250
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Roundhill ETFs
Roundhill Ball Metaverse ETF (METV)
Roundhill Cannabis ETF (WEED)
Roundhill Magnificent Seven ETF (MAGS)
Roundhill Sports Betting & iGaming ETF (BETZ)
Roundhill Video Games ETF (NERD)
Annual Financial Statements and Additional Information
December 31, 2025

ROUNDHILL BALL METAVERSE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 84.1%
Apparel - 0.5%
NIKE, Inc. - Class B	19,478	$1,240,943
Commercial Services - 0.9%
Block, Inc.(a)	36,090	2,349,098
Computers - 6.1%
Apple, Inc.	62,592	17,016,261
Diversified Financial Services - 3.1%
Circle Internet Group, Inc.(a)(b)	30,628	2,428,801
Coinbase Global, Inc. - Class A(a)	27,029	6,112,338
		8,541,139
Household Electronics - 1.5%
Sony Group Corp.	166,000	4,261,597
Internet - 24.1%
Alibaba Group Holding Ltd.	250,600	4,597,633
Alphabet, Inc. - Class A	38,809	12,147,217
Amazon.com, Inc.(a)	33,717	7,782,558
Baidu, Inc. - ADR(a)(b)	54,806	7,160,952
Meta Platforms, Inc. - Class A	14,704	9,705,963
NAVER Corp.	23,219	3,908,651
Sea Ltd. - ADR(a)	69,240	8,832,947
Snap, Inc. - Class A(a)	518,783	4,186,579
Tencent Holdings Ltd.	111,100	8,549,997
		66,872,497
Media - 2.3%
Walt Disney Co.	55,001	6,257,464
Semiconductors - 19.2%
Advanced Micro Devices, Inc.(a)	23,028	4,931,676
ARM Holdings PLC - ADR(a)(b)	38,436	4,201,439
ASML Holding NV	3,795	4,060,119
Intel Corp.(a)	127,433	4,702,278
NVIDIA Corp.	65,029	12,127,908
QUALCOMM, Inc.	51,525	8,813,351
Samsung Electronics Co. Ltd.	27,797	2,313,603
Skyworks Solutions, Inc.	52,221	3,311,334
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	28,663	8,710,399
		53,172,107
Software - 25.3%(c)
Adobe, Inc.(a)	10,346	3,620,997
Akamai Technologies, Inc.(a)	40,061	3,495,322
Autodesk, Inc.(a)	11,214	3,319,456
Cloudflare, Inc. - Class A(a)	17,629	3,475,557
Electronic Arts, Inc.	18,448	3,769,480
Krafton, Inc.(a)	22,904	3,911,273
Microsoft Corp.	20,085	9,713,508
NetEase, Inc. - ADR	19,110	2,629,918
ROBLOX Corp. - Class A(a)	253,442	20,536,405
Take-Two Interactive Software, Inc.(a)	25,404	6,504,186
Unity Software, Inc.(a)	206,182	9,107,059
		70,083,161

	Shares	Value
Toys/Games/Hobbies - 1.1%
Nintendo Co. Ltd.	45,500	$3,075,521
TOTAL COMMON STOCKS (Cost $175,060,776)		232,869,788
EXCHANGE TRADED FUNDS - 15.6%
3iQ Bitcoin ETF(a)	429,742	5,870,276
3iQ Ether Staking ETF(a)	1,628,065	18,848,094
3iQ Solana Staking ETF(a)	1,865,999	18,489,370
TOTAL EXCHANGE TRADED FUNDS (Cost $58,274,092)		43,207,740

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(d)	9,347,006	9,347,006
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,347,006)		9,347,006

	Shares
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 3.67%(d)	1,317,628	1,317,628
TOTAL MONEY MARKET FUNDS (Cost $1,317,628)		1,317,628
TOTAL INVESTMENTS - 103.5% (Cost $243,999,502)		$286,742,162
Liabilities in Excess of Other Assets - (3.5)%		(9,575,503)
TOTAL NET ASSETS - 100.0%		$277,166,659

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $9,037,948.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

ROUNDHILL BALL METAVERSE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$232,869,788	$—	$—	$232,869,788
Exchange Traded Funds	43,207,740	—	—	43,207,740
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	9,347,006
Money Market Funds	1,317,628	—	—	1,317,628
Total Investments	$277,395,156	$—	$—	$286,742,162

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $9,347,006 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of December 31, 2025
(% of Net Assets)

United States	$177,320,373	64.2%
Canada	43,207,740	15.6
China	18,340,867	6.6
South Korea	10,133,527	3.6
Singapore	8,832,947	3.2
Taiwan	8,710,399	3.1
Japan	7,337,118	2.6
Hong Kong	4,597,633	1.6
United Kingdom	4,201,439	1.5
Netherlands	4,060,119	1.5
Liabilities in Excess of Other Assets	(9,575,503)	(3.5)
	$277,166,659	100.0%

The accompanying notes are an integral part of these financial statements.

2

ROUNDHILL CANNABIS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 21.3%
Pharmaceuticals - 21.3%
Curaleaf Holdings, Inc.(a)	811,954	$2,019,889
TOTAL COMMON STOCKS (Cost $1,095,079)		2,019,889

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 52.5%
3.81%, 01/27/2026(b)	$5,000,000	4,986,321
TOTAL U.S. TREASURY BILLS (Cost $4,986,321)		4,986,321

	Shares
MONEY MARKET FUNDS - 1.9%
First American Government Obligations Fund - Class X, 3.67%(c)	177,730	177,730
TOTAL MONEY MARKET FUNDS (Cost $177,730)		177,730
TOTAL INVESTMENTS - 75.7% (Cost $6,259,130)		$7,183,940
Other Assets in Excess of Liabilities - 24.3%		2,301,418
TOTAL NET ASSETS - 100.0%		$9,485,358

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of December 31, 2025.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

ROUNDHILL CANNABIS ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Cresco Labs, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	09/01/2026	$996,999	$0
Curaleaf Holdings, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	09/01/2026	425,454	0
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	09/01/2026	2,733,958	0
Trulieve Cannabis Corp.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	09/01/2026	2,675,634	0
Verano Holdings Corp.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	09/01/2026	648,371	0
Net Unrealized Appreciation (Depreciation)							$ 0

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.88% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,019,889	$—	$—	$2,019,889
U.S. Treasury Bills	—	4,986,321	—	4,986,321
Money Market Funds	177,730	—	—	177,730
Total Investments	$2,197,619	$4,986,321	$—	$7,183,940
Other Financial Instruments:
Total Return Swaps*	$—	$0	$—	$0
Total Other Financial Instruments	$—	$0	$—	$0

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

4

ROUNDHILL MAGNIFICENT SEVEN ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 35.3%
Auto Manufacturers - 5.1%
Tesla, Inc.(a)	449,740	$202,257,073
Computers - 5.0%
Apple, Inc.	730,676	198,641,577
Internet - 14.4%
Alphabet, Inc. - Class A	446,079	139,622,727
Amazon.com, Inc.(a)	898,807	207,462,632
Meta Platforms, Inc. - Class A	340,633	224,848,437
		571,933,796
Semiconductors - 5.1%
NVIDIA Corp.	1,096,840	204,560,660
Software - 5.7%
Microsoft Corp.	465,201	224,980,508
TOTAL COMMON STOCKS (Cost $1,418,817,672)		1,402,373,614

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 51.3%
3.78%, 01/27/2026(b)	$2,040,000,000	2,034,455,789
TOTAL U.S. TREASURY BILLS (Cost $2,034,455,789)		2,034,455,789

	Shares
MONEY MARKET FUNDS - 4.2%
First American Government Obligations Fund - Class X, 3.67%(c)	166,428,716	166,428,716
TOTAL MONEY MARKET FUNDS (Cost $166,428,716)		166,428,716
TOTAL INVESTMENTS - 90.8% (Cost $3,619,702,177)		$3,603,258,119
Other Assets in Excess of Liabilities - 9.2%		363,157,012
TOTAL NET ASSETS - 100.0%		$3,966,415,131

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of December 31, 2025.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

ROUNDHILL MAGNIFICENT SEVEN ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Alphabet, Inc.	Goldman Sachs	Receive	OBFR + 0.90%	Termination	02/17/2026	$223,445,692	$66,587,421
Alphabet, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	202,603,648	55,588,331
Amazon.com, Inc.	Goldman Sachs	Receive	OBFR + 0.90%	Termination	02/17/2026	133,411,652	3,568,688
Amazon.com, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	224,802,984	7,860,396
Apple, Inc.	Goldman Sachs	Receive	OBFR + 0.90%	Termination	02/17/2026	176,023,097	25,642,665
Apple, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	190,003,226	10,764,626
Meta Platforms, Inc.	Goldman Sachs	Receive	OBFR + 0.90%	Termination	02/17/2026	131,561,878	(10,176,134)
Meta Platforms, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	208,726,399	10,651,859
Microsoft Corp.	Goldman Sachs	Receive	OBFR + 0.90%	Termination	02/17/2026	128,616,805	(2,184,289)
Microsoft Corp.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	211,017,431	4,847,643
NVIDIA Corp.	Goldman Sachs	Receive	OBFR + 1.00%	Termination	02/17/2026	163,364,489	19,882,528
NVIDIA Corp.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	194,656,578	48,488,008
Tesla, Inc.	Goldman Sachs	Receive	OBFR + 0.90%	Termination	02/17/2026	175,397,546	30,512,553
Tesla, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	186,312,700	37,023,981
Net Unrealized Appreciation (Depreciation)							$309,058,276

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.88% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,402,373,614	$—	$—	$1,402,373,614
U.S. Treasury Bills	—	2,034,455,789	—	2,034,455,789
Money Market Funds	166,428,716	—	—	166,428,716
Total Investments	$1,568,802,330	$2,034,455,789	$—	$3,603,258,119
Other Financial Instruments:
Total Return Swaps*	$—	$321,418,699	$—	$321,418,699
Total Other Financial Instruments	$—	$321,418,699	$—	$321,418,699
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(12,360,423)	$—	$(12,360,423)
Total Other Financial Instruments	$—	$(12,360,423)	$—	$(12,360,423)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

6

ROUNDHILL SPORTS BETTING & IGAMING ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.6%
Entertainment - 92.2%(a)
Aristocrat Leisure Ltd.	78,558	$3,047,836
Betsson AB	199,192	3,191,376
Caesars Entertainment, Inc.(b)(c)	41,069	960,604
Churchill Downs, Inc.(c)	29,978	3,410,897
Codere Online Luxembourg SA(b)(c)	47,805	383,874
DraftKings, Inc. - Class A(b)(c)	122,822	4,232,446
Entain PLC	339,555	3,501,189
Evoke PLC(b)	1,107,544	330,712
Evolution AB(d)	56,430	3,855,124
FDJ UNITED	115,310	3,198,767
Flutter Entertainment PLC(b)(c)	28,587	6,147,348
Intralot SA-Integrated Information Systems & Gaming Services(b)	368,887	458,368
Kambi Group PLC(b)(c)	23,774	350,725
Lottery Corp. Ltd.	850,557	2,926,716
Lottomatica Group SpA	127,227	3,347,057
OPAP SA	138,454	3,105,808
Penn Entertainment, Inc.(b)	78,761	1,161,725
Playtech PLC	506,034	1,929,609
Rush Street Interactive, Inc.(b)(c)	160,457	3,117,679
Sportradar Group AG - Class A(b)(c)	102,257	2,430,649
Super Group SGHC Ltd.	263,906	3,153,677
Tabcorp Holdings Ltd.	4,757,387	3,140,734
Tokyotokeiba Co. Ltd.	27,900	1,011,018
		58,393,938
Internet - 1.6%
Better Collective AS(b)	18,158	225,921
Jumbo Interactive Ltd.	106,527	817,641
		1,043,562
Lodging - 4.0%
Boyd Gaming Corp.	12,059	1,027,909
MGM Resorts International(b)	40,871	1,491,383
		2,519,292
Software - 1.8%
Genius Sports, Ltd.(b)	106,377	1,172,275
TOTAL COMMON STOCKS (Cost $62,394,275)		63,129,067

	Units	Values
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(e)	13,287,551	$13,287,551
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,287,551)		13,287,551
TOTAL INVESTMENTS - 120.6% (Cost $75,681,826)		$76,416,618
Liabilities in Excess of Other Assets - (20.6)%		(13,053,843)
TOTAL NET ASSETS - 100.0%		$63,362,775

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $12,745,115.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $3,855,124 or 6.1% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

7

ROUNDHILL SPORTS BETTING & IGAMING ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$63,129,067	$—	$—	$63,129,067
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	13,287,551
Total Investments	$63,129,067	$—	$—	$76,416,618

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $13,287,551 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of December 31, 2025
(% of Net Assets)

Australia	$9,932,927	15.7%
Sweden	7,046,500	11.1
United Kingdom	4,673,464	7.3
Greece	3,564,176	5.6
Italy	3,347,057	5.3
France	3,198,767	5.1
Guernsey	3,153,677	5.0
Switzerland	2,430,649	3.8
IM	1,929,609	3.1
Japan	1,011,018	1.6
Luxembourg	383,874	0.6
Malta	350,725	0.6
Gibraltar	330,712	0.5
Denmark	225,921	0.3
United States	34,837,542	55.0
Liabilities in Excess of Other Assets	(13,053,843)	(20.6)
	$63,362,775	100.0%

The accompanying notes are an integral part of these financial statements.

8

ROUNDHILL VIDEO GAMES ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.9%
Internet - 2.6%
NCSoft Corp.	1,991	$278,495
NHN Corp.	5,777	116,499
Wemade Co. Ltd.(a)	6,113	105,876
		500,870
Software - 82.6%(b)
Boyaa Interactive International Ltd.	169,000	74,257
Capcom Co. Ltd.	28,100	654,522
CD Projekt SA	6,616	443,496
Coffee Stain Group AB - Class B(a)	38,757	97,326
Com2uS Corp.	3,155	63,623
DeNA Co. Ltd.	12,800	207,256
Electronic Arts, Inc.	7,311	1,493,857
Embracer Group AB(a)	27,019	177,845
Everplay Group PLC	24,628	110,640
GungHo Online Entertainment, Inc.	9,600	154,156
HUYA, Inc. - ADR	38,028	109,521
IGG, Inc.	207,000	101,326
International Games System Co. Ltd.	19,308	443,057
Kakao Games Corp.(a)	13,281	137,369
Kingsoft Corp. Ltd.	103,600	378,542
Koei Tecmo Holdings Co. Ltd.	26,800	325,799
Konami Group Corp.	6,200	843,702
Krafton, Inc.(a)	2,944	502,741
MIXI, Inc.	9,300	161,798
Modern Times Group MTG AB - Class B(a)	14,532	180,807
NetDragon Websoft Holdings Ltd.	86,500	116,133
NetEase, Inc. - ADR	15,225	2,095,264
Netmarble Corp.(c)	8,150	272,977
Nexon Co. Ltd.	35,700	871,632
Paradox Interactive AB	11,744	207,139
Pearl Abyss Corp.(a)	7,694	199,754
Playtika Holding Corp.	44,627	176,277
ROBLOX Corp. - Class A(a)	19,799	1,604,313
Sega Sammy Holdings, Inc.	19,000	296,737
SHIFT UP Corp.(a)	7,472	184,135
Square Enix Holdings Co. Ltd.	24,000	437,832
Take-Two Interactive Software, Inc.(a)	5,620	1,438,889
Tanwan, Inc.(a)	68,800	152,476
Ubisoft Entertainment SA(a)	19,067	144,258
Unity Software, Inc.(a)	18,715	826,642
XD, Inc.	40,800	339,934
		16,026,032

	Shares	Value
Toys/Games/Hobbies - 14.7%
Bandai Namco Holdings, Inc.	29,100	$774,540
Nintendo Co. Ltd.	30,900	2,088,650
		2,863,190
TOTAL COMMON STOCKS (Cost $17,272,803)		19,390,092
TOTAL INVESTMENTS - 99.9% (Cost $17,272,803)		$19,390,092
Other Assets in Excess of Liabilities - 0.1%		16,767
TOTAL NET ASSETS - 100.0%		$19,406,859

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $272,977 or 1.4% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

9

ROUNDHILL VIDEO GAMES ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$19,390,092	$—	$—	$19,390,092
Total Investments	$19,390,092	$—	$—	$19,390,092

Refer to the Schedule of Investments for further disaggregation of investment categories.
Allocation of Portfolio Holdings by Country as of December 31, 2025
(% of Net Assets)

Japan	$6,816,624	35.1%
United States	5,363,701	27.7
China	3,266,127	16.9
South Korea	1,861,469	9.5
Sweden	663,117	3.4
Poland	443,496	2.3
Taiwan	443,057	2.3
Israel	176,277	0.9
France	144,258	0.7
United Kingdom	110,640	0.6
Singapore	101,326	0.5
Other Assets in Excess of Liabilities	16,767	0.1
	$19,406,859	100.0%

The accompanying notes are an integral part of these financial statements.

10

ROUNDHILL ETFs
Statements of Assets and Liabilities
December 31, 2025

	Roundhill Ball Metaverse ETF	Roundhill Cannabis ETF	Roundhill Magnificent Seven ETF	Roundhill Sports Betting & iGaming ETF	Roundhill Video Games ETF
ASSETS:
Investments, at value	$286,742,162	$7,183,940	$3,603,258,119	$76,416,618	$19,390,092
Dividends receivable	85,773	564	785,879	25,593	14,280
Security lending income receivable	1,566	—	485	3,042	115
Foreign currency, at value	153	—	—	—	—
Receivable for swap contracts	—	2,299,628	—	—	—
Unrealized appreciation on swap contracts	—	—	321,418,699	—	—
Receivable for investments sold	—	—	175,285,636	1,708,447	275,458
Receivable for fund creations	—	—	15,177,079	—	—
Dividend tax reclaims receivable	—	—	—	18,504	595
Receivable from Adviser, net	—	1,226	—	—	—
Total assets	286,829,654	9,485,358	4,115,925,897	78,172,204	19,680,540
LIABILITIES:
Payable upon return of securities loaned	9,347,006	—	—	13,287,551	—
Payable to custodian	183,562	—	—	1,479,219	264,631
Payable to Adviser, net	132,427	—	1,008,586	41,592	9,050
Unrealized depreciation on swap contracts	—	—	12,360,423	—	—
Payable for investments purchased	—	—	73,453,822	—	—
Payable for capital redemptions	—	—	62,687,935	—	—
Payable to custodian foreign currency, at value	—	—	—	1,067	—
Total liabilities	9,662,995	—	149,510,766	14,809,429	273,681
NET ASSETS	$277,166,659	$9,485,358	$3,966,415,131	$63,362,775	$19,406,859
NET ASSETS CONSISTS OF:
Paid-in capital	$517,805,957	$9,564,048	$3,714,532,875	$217,842,120	$59,182,536
Total distributable earnings/(accumulated losses)	(240,639,298)	(78,690)	251,882,256	(154,479,345)	(39,775,677)
Total net assets	$277,166,659	$9,485,358	$3,966,415,131	$63,362,775	$19,406,859
Net assets	$277,166,659	$9,485,358	$3,966,415,131	$63,362,775	$19,406,859
Shares issued and outstanding(a)	14,725,000	475,000	60,110,000	3,000,000	800,000
Net asset value per share	$18.82	$19.97	$65.99	$21.12	$24.26
COST:
Investments, at cost	$243,999,502	$6,259,130	$3,619,702,177	$75,681,826	$17,272,803
Foreign currency, at cost	$149	$—	$—	$—	$—
PROCEEDS:
Foreign currency proceeds	$—	$—	$—	$1,067	$—
LOANED SECURITIES:
at value (included in investments)	$9,037,948	$—	$—	$12,745,115	$—

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

11

ROUNDHILL ETFs
Statements of Operations
For the Year Ended December 31, 2025

	Roundhill Ball Metaverse ETF	Roundhill Cannabis ETF	Roundhill Magnificent Seven ETF	Roundhill Sports Betting & iGaming ETF	Roundhill Video Games ETF
INVESTMENT INCOME:
Dividend income	$2,219,905	$30,151	$7,817,745	$3,511,501	$222,570
Less: issuance fees	(3,305)	—	—	—	(43)
Less: dividend withholding taxes	(243,023)	—	—	(119,302)	(18,310)
Interest income	—	173,913	57,785,597	—	—
Securities lending income, net	63,098	—	43,284	17,771	2,048
Total investment income	2,036,675	204,064	65,646,626	3,409,970	206,265
EXPENSES:
Investment advisory fee	1,792,354	24,782	7,501,117	558,208	114,966
Tax expense	185	185	—	185	185
Interest expense	—	—	45,831	—
Total expenses	1,792,539	24,967	7,546,948	558,393	115,151
Expense reimbursement by Adviser	(37,363)	(25,768)	—	—	—
Net expenses	1,755,176	(801)	7,546,948	558,393	115,151
NET INVESTMENT INCOME	281,499	204,865	58,099,678	2,851,577	91,114
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	76,525,122	(286,104)	437,018,350	5,096,286	4,071,177
Swap contracts	—	487,433	(35,801,443)	—	—
Foreign currency translation	49,293	(1,843)	—	19,436	(27,698)
Payments by the Sub-adviser due to trade error reimbursements (See Note 3)	—	25,421	—	—	—
Net realized gain (loss)	76,574,415	224,907	401,216,907	5,115,722	4,043,479
Net change in unrealized appreciation (depreciation) on:
Investments	3,823,584	1,195,791	(27,484,639)	3,311,540	456,783
Swap contracts	—	—	191,103,245	—	—
Foreign currency translation	572	—	—	(3,090)	(644)
Net change in unrealized appreciation (depreciation)	3,824,156	1,195,791	163,618,606	3,308,450	456,139
Net realized and unrealized gain	80,398,571	1,420,698	564,835,513	8,424,172	4,499,618
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,680,070	$1,625,563	$622,935,191	$11,275,749	$4,590,732

The accompanying notes are an integral part of these financial statements.

12

ROUNDHILL ETFs
Statements of Changes in Net Assets

	Roundhill Ball Metaverse ETF		Roundhill Cannabis ETF
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$281,499	$(92,367)	$204,865	$276,478
Net realized gain (loss)	76,574,415	27,079,146	224,907	(3,323,405)
Net change in unrealized appreciation (depreciation)	3,824,156	58,834,272	1,195,791	(270,981)
Net increase (decrease) in net assets from operations	80,680,070	85,821,051	1,625,563	(3,317,908)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(495,923)	—	—	—
Total distributions to shareholders	(495,923)	—	—	—
CAPITAL TRANSACTIONS:
Creations	—	—	4,960,094	8,167,261
Redemptions	(133,813,637)	(218,689,045)	(2,079,379)	(3,067,929)
ETF transaction fees (See Note 4)	29,199	79,148	12,819	20,001
Net increase (decrease) in net assets from capital transactions	(133,784,438)	(218,609,897)	2,893,534	5,119,333
NET INCREASE (DECREASE) IN NET ASSETS	(53,600,291)	(132,788,846)	4,519,097	1,801,425
NET ASSETS:
Beginning of the year	330,766,950	463,555,796	4,966,261	3,164,836
End of the year	$277,166,659	$330,766,950	$9,485,358	$4,966,261
SHARES TRANSACTIONS
Creations	—	—	320,000	280,000
Redemptions	(8,200,000)	(17,250,000)	(150,000)	(80,000)
Total increase (decrease) in shares outstanding	(8,200,000)	(17,250,000)	170,000	200,000

The accompanying notes are an integral part of these financial statements.

13

ROUNDHILL ETFs
Statements of Changes in Net Assets(Continued)

	Roundhill Magnificent Seven ETF		Roundhill Sports Betting & iGaming ETF
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$58,099,678	$14,192,480	$2,851,577	$255,482
Net realized gain (loss)	401,216,907	69,732,413	5,115,722	3,707,539
Net change in unrealized appreciation (depreciation)	163,618,606	127,552,008	3,308,450	3,783,600
Net increase (decrease) in net assets from operations	622,935,191	211,476,901	11,275,749	7,746,621
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(58,385,266)	(14,386,330)	(2,878,158)	(624,278)
Total distributions to shareholders	(58,385,266)	(14,386,330)	(2,878,158)	(624,278)
CAPITAL TRANSACTIONS:
Creations	4,552,824,620	1,950,485,723	2,656,170	—
Redemptions	(2,919,549,039)	(416,335,681)	(20,942,945)	(34,393,835)
Net increase (decrease) in net assets from capital transactions	1,633,275,581	1,534,150,042	(18,286,775)	(34,393,835)
NET INCREASE (DECREASE) IN NET ASSETS	2,197,825,506	1,731,240,613	(9,889,184)	(27,271,492)
NET ASSETS:
Beginning of the year	1,768,589,625	37,349,012	73,251,959	100,523,451
End of the year	$3,966,415,131	$1,768,589,625	$63,362,775	$73,251,959
SHARES TRANSACTIONS
Creations	76,670,000	39,970,000	125,000	—
Redemptions	(49,040,000)	(8,610,000)	(975,000)	(1,925,000)
Total increase (decrease) in shares outstanding	27,630,000	31,360,000	(850,000)	(1,925,000)

The accompanying notes are an integral part of these financial statements.

14

ROUNDHILL ETFs
Statements of Changes in Net Assets(Continued)

	Roundhill Video Games ETF
	Year Ended December 31,
	2025	2024
OPERATIONS:
Net investment income	$91,114	$75,994
Net realized gain	4,043,479	2,266,485
Net change in unrealized appreciation (depreciation)	456,139	2,460,551
Net increase in net assets from operations	4,590,732	4,803,030
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(121,822)	(343,050)
Total distributions to shareholders	(121,822)	(343,050)
CAPITAL TRANSACTIONS:
Creations	6,318,099	1,150,133
Redemptions	(11,313,737)	(6,528,435)
ETF transaction fees (See Note 4)	2,849	5,293
Net decrease in net assets from capital transactions	(4,992,789)	(5,373,009)
NET DECREASE IN NET ASSETS	(523,879)	(913,029)
NET ASSETS:
Beginning of the year	19,930,738	20,843,767
End of the year	$19,406,859	$19,930,738
SHARES TRANSACTIONS
Creations	225,000	75,000
Redemptions	(425,000)	(400,000)
Total decrease in shares outstanding	(200,000)	(325,000)

The accompanying notes are an integral part of these financial statements.

15

Roundhill Ball Metaverse ETF
Financial Highlights

	Year Ended December 31,				Period Ended December 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$14.43	$11.54	$7.21	$15.17	$15.07
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.02	(0.00)(c)	0.02	0.01	(0.01)
Net realized and unrealized gain (loss) on investments(d)	4.40	2.89	4.33	(7.96)	0.10
Total from investment operations	4.42	2.89	4.35	(7.95)	0.09
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	—	(0.02)	(0.01)	—
Total distributions	(0.03)	—	(0.02)	(0.01)	—
ETF transaction fees per share(b)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01
Net asset value, end of period	$18.82	$14.43	$11.54	$7.21	$15.17
Total return(e)	30.69%	25.05%	60.37%	−52.44%	0.63%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$277,167	$330,767	$463,556	$370,242	$933,059
Ratio of expenses to average net assets:
Before expense reimbursement(g)	0.59%	0.59%	0.59%	0.60%	0.75%
After expense reimbursement(g)	0.58%	0.59%	0.59%	0.60%	0.75%
Ratio of tax expenses to average net assets(g)	0.00%(h)	0.00%(h)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(g)	0.09%	(0.02)%	0.19%	0.06%	(0.13)%
Portfolio turnover rate(e)(i)	55%	46%	30%	47%	41%

(a)	Inception date of the Fund was June 29, 2021.
(b)	Calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

Roundhill Cannabis ETF
Financial Highlights

	Year Ended December 31,			Period Ended December 31, 2022(a)
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$16.28	$30.14	$29.95	$76.60
INVESTMENT OPERATIONS:
Net investment income(b)	0.50	1.61	1.18	0.45
Net realized and unrealized gain (loss) on investments(c)	3.16	(15.59)	(0.99)	(47.15)
Total from investment operations	3.66	(13.98)	0.19	(46.70)
ETF transaction fees per share(b)	0.03	0.12	—	0.05
Net asset value, end of period	$19.97	$16.28	$30.14	$29.95
Total return(d)(h)	22.64%	−45.98%	0.71%	−60.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,485	$4,966	$3,165	$1,496
Ratio of expenses to average net assets:
Before expense reimbursement(e)	0.39%	0.39%	0.48%	0.75%
After expense reimbursement(e)	(0.01)%	0.22%	0.39%	0.52%
Ratio of tax expenses to average net assets(e)	0.00%(f)	—%	—%	—%
Ratio of net investment income to average net assets(e)	3.19%	5.06%	4.58%	1.32%
Portfolio turnover rate(d)(g)	23%	—%	—%	65%

(a)	Inception date of the Fund was April 19, 2022.
(b)	Calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
In 2025, 0.33% of the Fund’s total return consists of voluntary reimbursements by the Sub-adviser for a realized investment loss incurred from trade errors. Excluding these items, total return would have been 22.31% (see Note 3).

The accompanying notes are an integral part of these financial statements.

17

Roundhill Magnificent Seven ETF
Financial Highlights

	Year Ended December 31,		Period Ended December 31, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$54.45	$33.35	$24.77
INVESTMENT OPERATIONS:
Net investment income(b)	1.30	1.22	0.67
Net realized and unrealized gain (loss) on investments(c)	11.22	20.32	8.05
Total from investment operations	12.52	21.54	8.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.98)	(0.43)	(0.14)
Net realized gains	—	(0.01)	(0.00)(d)
Total distributions	(0.98)	(0.44)	(0.14)
Net asset value, end of period	$65.99	$54.45	$33.35
Total return(e)	22.96%	64.59%	35.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,966,415	$1,768,590	$37,349
Ratio of expenses to average net assets(f)	0.29%	0.29%	0.29%
Ratio of interest expense to average net assets(f)	0.00%(g)	0.00%(g)	—%
Ratio of net investment income (loss) to average net assets(f)	2.25%	2.59%	2.92%
Portfolio turnover rate(e)(h)	27%	40%	81%

(a)	Inception date of the Fund was April 10, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

18

Roundhill Sports Betting & iGaming ETF
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$19.03	$17.41	$14.35	$24.88	$25.86
INVESTMENT OPERATIONS:
Net investment income(a)	0.83	0.05	0.08	0.07	0.08
Net realized and unrealized gain (loss) on investments(b)	2.22	1.73	2.98	(10.51)	(1.06)
Total from investment operations	3.05	1.78	3.06	(10.44)	(0.98)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.96)	(0.16)	—	(0.04)	—
Return of capital	—	—	—	(0.05)	—
Total distributions	(0.96)	(0.16)	—	(0.09)	—
ETF transaction fees per share(a)	—	—	0.00(c)	—	0.00(c)
Net asset value, end of year	$21.12	$19.03	$17.41	$14.35	$24.88
Total return	16.02%	10.24%	21.30%	−41.99%	−3.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$63,363	$73,252	$100,523	$118,028	$290,507
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of tax expenses to average net assets	0.00%(d)	0.00%(d)	—%	—%	—%
Ratio of net investment income to average net assets	3.83%	0.30%	0.46%	0.38%	0.26%
Portfolio turnover rate(e)	26%	20%	64%	43%	52%

(a)	Calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Amount represents less than 0.005%.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

19

Roundhill Video Games ETF
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$19.93	$15.73	$14.03	$24.99	$30.09
INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.07	0.11	0.14	0.05
Net realized and unrealized gain (loss) on investments(b)	4.38	4.47	1.75	(11.01)	(5.17)
Total from investment operations	4.48	4.54	1.86	(10.87)	(5.12)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.34)	(0.17)	(0.10)	(0.01)
Total distributions	(0.15)	(0.34)	(0.17)	(0.10)	(0.01)
ETF transaction fees per share(a)	0.00(c)	0.00(c)	0.01	0.01	0.03
Net asset value, end of year	$24.26	$19.93	$15.73	$14.03	$24.99
Total return	22.47%	28.86%	13.35%	−43.49%	−16.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$19,407	$19,931	$20,844	$25,250	$62,475
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of tax expenses to average net assets	0.00%(d)	0.00%(d)	—%	—%	—%
Ratio of net investment income to average net assets	0.40%	0.39%	0.76%	0.78%	0.16%
Portfolio turnover rate(e)	64%	30%	17%	83%	52%

(a)	Calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Amount represents less than 0.005%.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

20

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025
1. ORGANIZATION
Roundhill Ball Metaverse ETF (“METV”), Roundhill Magnificent Seven ETF (“MAGS”), Roundhill Sports Betting & iGaming ETF (“BETZ”), Roundhill Video Games ETF (“NERD”) and Roundhill Cannabis ETF (“WEED”), (each a “Fund” and collectively, the “Funds”) are series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
METV is a non-diversified passively-managed exchange-traded fund (“ETF”). METV’s objective is to track the performance, before fees and expenses, of the Ball Metaverse Index (the “METV Index”). The META Index tracks the performance of globally-listed equity securities of companies that engage in activities or provide products, services, technologies, or technological capabilities to enable the Metaverse, and benefit from its generated revenues (“Metaverse Companies”). “Metaverse” is a term used to refer to a future iteration of the Internet. Users will primarily engage with the Metaverse through persistent, simultaneous, and shared three-dimensional virtual simulations and spaces. The Metaverse will also connect to physical spaces, two-dimensional Internet experiences (e.g., standard apps, webpages), and finite simulations (e.g., a game). The Metaverse will be supported by a wide range of technologies, tools, and standards that enable high volumes of concurrent users, a rich virtual-only economy of labor, goods, and services, and wide-ranging interoperability of data, digital assets, and content.
WEED is a diversified actively managed ETF. WEED seeks to achieve its investment objective by investing primarily in exchange-listed equity securities and total return swaps intended to provide exposure to the cannabis and hemp ecosystem. The cannabis and hemp ecosystem encompasses businesses involved in the production, distribution and marketing of cannabis and hemp and products derived there from.
MAGS is a non-diversified actively managed ETF. MAGS pursues its investment objective by seeking investment exposure to the companies comprising the “Magnificent Seven,” a group of seven companies commonly recognized for their market dominance in technological innovation. The seven companies comprising the Magnificent Seven are: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, and Tesla Inc. MAGS offers exposure to the “Magnificent Seven” companies through its investment in swap agreements and/or forward contracts. However, MAGS will also invest directly in the equity securities issued by such companies.
BETZ is a non-diversified passively-managed ETF. BETZ’s objective is to track the total return performance, before fees and expenses, of the Morningstar Sports Betting & iGaming Select Index (the “Index”). The Index tracks the performance of the common stock (or corresponding ADRs or GDRs) of domestic and foreign sports and online betting (a/k/a iGaming) companies. Sports betting and iGaming companies are broadly defined as companies engaged, directly or indirectly, in analyzing sports events and wagering on the outcome and/or in betting online in games of chance.
NERD is a non-diversified actively managed ETF. NERD seeks to achieve its investment objective by investing in the equity securities of Video Game Companies. Video Game Companies are companies that are economically tied to the Video Games industry, and generally include publishers, developers and distributors of interactive gaming software for console, PC, mobile and cloud platforms, as well as providers of related online gaming services and esports.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction.

21

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at Roundhill Financial Inc. (“Roundhill” or the “Adviser”) as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
Total return swap contracts are valued based on prices supplied by independent pricing services using techniques that include the value of the underlying security or benchmark that the contract is tracking.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

22

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments and Total Return Swap Contracts for a summary of the valuations as of December 31, 2025, for the Funds based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange- traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Discounts/premiums on debt securities are accreted/amortized over the life of the respective securities using the effective interest method. Distributions received from REITs may be classified as dividends, capital gains, or return of capital.
Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Many U.S. treaty partners require the Internal Revenue Service (IRS) to certify that the person claiming treaty benefits is a resident of the United States for federal tax purposes, the Funds recognize the fee for this service, if applicable, as tax expense on the Statements of Operations.

23

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2025, the Funds’ fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2025, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2025 fiscal year. At December 31, 2025, the Funds’ fiscal year end, the tax periods from previous three fiscal years remained open to examination in the Funds’ major tax jurisdictions.
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
Derivatives. WEED and MAGS may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds. For WEED, the amount of receivable/payable for open swap contracts represents the gain/loss amount accrued on swaps held at December 31, 2025, monthly reset date that will be received/paid from/to the broker. For MAGS, the amount of appreciation/(depreciation) for open swap contracts represents the gain/loss amount accrued on swaps held at December 31, 2025, that will be received/paid from/to the broker. These investments may incur interest expense as presented on the Statements of Operations.

24

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. Amounts presented on the Schedules of Total Return Swaps are gross settlement amounts.
The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of December 31, 2025.
Roundhill Cannabis ETF

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount Presented in the Statements of Assets and Liabilities	Gross Amounts not Offset in the Statements of Assets and Liabilities		Net Amount
						Financial Instruments	Collateral Paid
Assets	Nomura Securities International, Inc.	Total Return Swap Contracts	$2,299,628	$ —	$2,299,628	$ —	$—	$2,299,628
	Total Financial Instruments Subject to a Master Netting Arrangement		$2,299,628	$—	$2,299,628	$—	$—	$2,299,628

Roundhill Magnificent Seven ETF

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount Presented in the Statements of Assets and Liabilities	Gross Amounts not Offset in the Statements of Assets and Liabilities		Net Amount
						Financial Instruments	Collateral Paid
Assets	Nomura Securities International, Inc.	Total Return Swap Contracts	$175,224,844	$ —	$175,224,844	$(12,360,423)	$ —	$162,864,421
Assets	Goldman Sachs & Co. LLC	Total Return Swap Contracts	$146,193,855	$—	$146,193,855	$—	$—	$146,193,855
Total Assets			$321,418,699	$—	$321,418,699	$(12,360,423)	$—	$309,058,276
Liabilities	Nomura Securities International, Inc.	Total Return Swap Contracts	$(12,360,423)	$—	$(12,360,423)	$12,360,423	$—	$—
	Total Financial Instruments Subject to a Master Netting Arrangement		$309,058,276	$—	$309,058,276	$—	$—	$309,058,276

25

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
The average monthly notional amount of the swap contracts during the year ended December 31, 2025, was as follows:

Average Monthly Notional Amount of Swap Contracts
Roundhill Cannabis ETF	$5,106,357
Roundhill Magnificent Seven ETF	1,746,572,184

The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of December 31, 2025:

	Derivative	Statements of Assets and Liabilities	Assets	Liabilities
Roundhill Cannabis ETF	Equity Risk Swap Contracts	Receivable for swap contracts	$2,299,628	$—
Roundhill Magnificent Seven ETF	Equity Risk Swap Contracts	Unrealized appreciation/ (depreciation) on swap contracts	321,418,699	(12,360,423)

The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the year ended December 31, 2025:

	Derivative	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
Roundhill Cannabis ETF	Equity Risk Swap Contracts	Swap Contracts	$487,433	$—
Roundhill Magnificent Seven ETF	Equity Risk Swap Contracts	Swap Contracts	$(35,801,443)	$191,103,245

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Roundhill, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at the following annual rates:

METV	0.59%
WEED	0.39%
MAGS	0.29%
BETZ	0.75%
NERD	0.50%

Roundhill has agreed to pay all expenses of the Funds except the fee paid to Roundhill under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). Roundhill, in turn, compensates Exchange Traded Concepts, LLC as the Sub- Adviser from the management fee it receives.
Fee Waiver Agreement. Effective July 1, 2024, the Adviser agreed to waive WEED’s unitary management fee and/or limit the Fund’s current expenses such that the Fund’s total annual fund operating expenses, inclusive of Acquired Fund Fees and Expenses, will not exceed 0.00% until at least May 1, 2026. The Adviser waived $25,768

26

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
during the year ended December 31, 2025, for a total of 0.41%. The Adviser agreed to waive Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
Ball Metaverse Research Partners, serving as the index provider for METV, and 3iQ Corp. have established a partnership arrangement whereby METV receives fee rebates attributable to its investments in certain 3iQ exchange traded products. In accordance with this arrangement, the Adviser applied a waiver totaling $37,363, which corresponds to the daily accrual of the rebate for the year ended December 31, 2025, for a total of 0.01%.
For the year ended December 31, 2025, the Roundhill Cannabis ETF had portfolio trade errors relating to swap contracts on January 23, 2025, causing losses of $25,421 to the Fund. This loss was reimbursed by Exchange Traded Concepts, LLC.
Sub-Adviser Agreement. Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company serves as the sub-adviser to the Funds. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund’s Index, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, and subject to a minimum annual fee as follows:

Minimum Annual Fee*	Asset-Based Fee
$15,000	4 bps (0.04%) on the first $200 million 3.5 bps (0.035%) on the next $800 million 3 bps (0.03%) on the next $1 billion 2.5 bps (0.025%) on the balance over $2 billion

*	The minimum annual fee for MAGS is $20,000.
Distribution Agreement and 12b-1 Plan. Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Rule 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, accountant, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of BETZ and METV are listed and traded on the NYSE Arca, Inc. Shares of WEED, MAGS and NERD are listed on the CBOE BZX Exchange, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a

27

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is as follows:

METV	$500
WEED	$300
MAGS	$300
BETZ	$500
NERD	$500

The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

28

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Fiscal Year Ended December 31, 2025
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
METV	$495,923	$ —	$ —
WEED	—	—	—
MAGS	58,385,266	—	—
BETZ	2,878,158	—	—
NERD	121,822	—	—

	Fiscal Year Ended December 31, 2024
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
METV	$—	$ —	$ —
WEED	—	—	—
MAGS	14,386,330	—	—
BETZ	624,278	—	—
NERD	343,050	—	—

(1)	Ordinary income may include short-term capital gains.
At December 31, 2025, the Funds’ fiscal year end, the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	METV	WEED	MAGS	BETZ	NERD
Federal Tax Cost of Investments	$250,826,483	$6,420,073	$3,639,226,337	$78,043,691	$19,000,975
Gross Tax Unrealized Appreciation	$71,599,892	$924,810	$19,608,892	$12,068,646	$3,487,915
Gross Tax Unrealized Depreciation	(35,684,213)	(160,943)	(55,577,110)	(13,695,719)	(3,098,798)
Net Tax Unrealized Appreciation (Depreciation)	35,915,679	763,867	(35,968,218)	(1,627,073)	389,117
Undistributed Ordinary Income	1,223,130	—	—	115,802	—
Other Accumulated Gain (Loss)	(277,778,107)	(842,557)	287,850,474	(152,968,074)	(40,164,794)
Total Distributable Earnings/ (Accumulated Losses)	$(240,639,298)	$(78,690)	$251,882,256	$(154,479,345)	$(39,775,677)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark-to-market treatment of passive foreign investment company adjustments.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year.

29

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
At December 31, 2025, the Funds’ fiscal year end, the Funds deferred the following post-October losses and late-year ordinary losses:

	Post-October Losses	Late-Year Losses
Roundhill Ball Metaverse ETF	$ —	$—
Roundhill Cannabis ETF	—	842,557
Roundhill Magnificent Seven ETF	—	—
Roundhill Sports Betting & iGaming ETF	—	—
Roundhill Video Games ETF	—	74,198

At December 31, 2025, the Fund had the following capital loss carryforwards:

	Indefinite Long-Term Capital Loss Carryover	Indefinite Short-Term Capital Loss Carryover	Capital Loss Carryover Utilized
Roundhill Ball Metaverse ETF	$117,057,157	$160,720,914	$37,073,523
Roundhill Cannabis ETF	—	—	345,198
Roundhill Magnificent Seven ETF	—	21,151,617	—
Roundhill Sports Betting & iGaming ETF	111,516,693	41,445,821	1,374,653
Roundhill Video Games ETF	33,200,005	6,890,002	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind, the write-off of net operating losses, and taxable over distributions. For the fiscal year ended December 31, 2025, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities:

	Total Distributable Earnings (Accumulated Losses)	Paid-in Capital
Roundhill Ball Metaverse ETF	$(34,145,319)	$34,145,319
Roundhill Cannabis ETF	974,264	(974,264)
Roundhill Magnificent Seven ETF	(437,320,698)	437,320,698
Roundhill Sports Betting & iGaming ETF	(4,309,243)	4,309,243
Roundhill Video Games ETF	(5,879,078)	5,879,078

6. INVESTMENT TRANSACTIONS
During the year ended December 31, 2025, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
METV	$37,140,110	$(2,754,331)
WEED	—	—
MAGS	461,075,653	(15,230,825)
BETZ	5,988,523	(1,442,339)
NERD	6,442,492	(179,820)

30

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended December 31, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
METV	$166,607,288	$194,207,989	$—	$107,232,343
WEED	834,499	335,836	—	—
MAGS	3,149,371,427	249,072,39	—	2,913,928,125
BETZ	18,708,236	19,060,904	2,563,057	20,596,802
NERD	14,553,096	14,912,735	5,275,075	9,947,142

7. SECURITIES LENDING
The Funds may lend domestic and foreign securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable upon return of securities loaned.” During the year ended December 31, 2025, the Funds loaned securities and received cash collateral for the loans, which was invested in the Mount Vernon Liquid Assets Portfolio, LLC. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments and pays a fee to the Custodian for administering the securities lending program. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income, net.” The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.

31

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
As of December 31, 2025, the value of the securities on loan and payable for collateral due to broker were as follows:
Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
METV	$9,037,948	$9,347,006
WEED	—	—
MAGS	—	—
BETZ	12,745,115	13,287,551
NERD	—	—

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, an investment with an overnight and continuous maturity, as shown on the Schedules of Investments.
8. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of the principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks.”
9. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENTS
Management has evaluated the Fund’s related events and transactions that occurred subsequent to December 31, 2025, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

32

ROUNDHILL ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
December 31, 2025
To the Shareholders of Roundhill ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and total return swap contracts (as applicable), of Roundhill Ball Metaverse ETF, Roundhill Cannabis ETF, Roundhill Magnificent Seven ETF, Roundhill Sports Betting & iGaming ETF, and Roundhill Video Games ETF (the “Funds”), each a series of Listed Funds Trust, as of December 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Roundhill Ball Metaverse ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, and 2022 and for the period from June 29, 2021 (commencement of operations) through December 31, 2021
Roundhill Cannabis ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, and 2023 and for the period from April 19, 2022 (commencement of operations) through December 31, 2022
Roundhill Magnificent Seven ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025 and 2024 and for the period from April 10, 2023 (commencement of operations) through December 31, 2023
Roundhill Sports Betting & iGaming ETF and Roundhill Video Games ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and 2021

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

33

ROUNDHILL ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
December 31, 2025(Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2026

34

ROUNDHILL ETFs
ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory and Sub-Advisory Agreements included in the June 30, 2025, Semi-annual Financial Statement and Additional Information.
TAX INFORMATION
For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Roundhill Ball Metaverse ETF	100.00%
Roundhill Cannabis ETF	0.00%
Roundhill Magnificent Seven ETF	4.21%
Roundhill Sports Betting & iGaming ETF	35.30%
Roundhill Video Games ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was as follows:

Roundhill Ball Metaverse ETF	85.50%
Roundhill Cannabis ETF	0.00%
Roundhill Magnificent Seven ETF	0.00%
Roundhill Sports Betting & iGaming ETF	19.50%
Roundhill Video Games ETF	80.50%

For the fiscal year ended December 31, 2024, the Funds earned foreign source income and paid foreign taxes, which the Funds intend to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Roundhill Sports Betting & iGaming ETF	$3,473,663	$45,379
Roundhill Video Games ETF	$209,649	$18,040

35

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	3/5/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	3/5/26

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	3/5/26

* Print the name and title of each signing officer under his or her signature